Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.4%
GE Capital Funding LLC, 4.55%
,
05/15/32 ... USD 1,335 $ 1,303,535
General Electric Co., 6.75%
,
03/15/32 ...... 3,624 4,054,654
Lockheed Martin Corp., 3.90%
,
06/15/32
(a)
... 2,413 2,301,543
RTX Corp., 2.38%
,
03/15/32 ............ 2,943 2,474,070
10,133,802
Automobile Components — 0.4%
Aptiv plc, 3.25%
,
03/01/32
(a)
............. 2,459 2,171,725
Lear Corp., 2.60%
,
01/15/32 ............ 1,031 864,303
3,036,028
Automobiles — 2.4%
Ford Motor Co.
3.25%, 02/12/32 .................. 7,445 6,255,244
6.10%, 08/19/32 .................. 5,175 5,238,741
General Motors Co., 5.60%
,
10/15/32 ...... 3,900 3,978,427
Honda Motor Co. Ltd., 2.97%
,
03/10/32 ..... 2,392 2,145,879
17,618,291
Banks — 3.6%
Bank of Nova Scotia (The), 2.45%
,
02/02/32 . 2,684 2,277,752
Canadian Imperial Bank of Commerce, 3.60%
,
04/07/32 ....................... 3,124 2,836,569
Citigroup, Inc., 6.63%
,
06/15/32 .......... 3,133 3,404,923
Citizens Financial Group, Inc., 2.64%
,
09/30/32 1,680 1,329,451
KeyBank NA, 4.90%
,
08/08/32
(a)
.......... 2,170 2,006,394
Royal Bank of Canada, 3.88%
,
05/04/32 .... 3,108 2,908,800
Toronto-Dominion Bank (The)
2.45%, 01/12/32 .................. 1,949 1,648,794
3.20%, 03/10/32 .................. 4,327 3,843,806
4.46%, 06/08/32 .................. 5,778 5,586,639
25,843,128
Beverages — 2.3%
Coca-Cola Co. (The), 2.25%
,
01/05/32
(a)
.... 5,621 4,853,204
Coca-Cola Femsa SAB de CV, 1.85%
,
09/01/32 1,750 1,401,906
Constellation Brands, Inc., 4.75%
,
05/09/32
(a)
. 2,276 2,235,491
Diageo Capital plc, 2.13%
,
04/29/32 ....... 2,505 2,079,221
Keurig Dr Pepper, Inc., 4.05%
,
04/15/32
(a)
... 2,716 2,579,023
PepsiCo, Inc., 3.90%
,
07/18/32 .......... 3,597 3,442,107
16,590,952
Biotechnology — 0.7%
Amgen, Inc.
2.00%, 01/15/32 .................. 2,846 2,346,698
3.35%, 02/22/32 .................. 3,215 2,915,894
5,262,592
Broadline Retail — 2.1%
Amazon.com, Inc.
3.60%, 04/13/32 .................. 7,380 6,929,987
4.70%, 12/01/32 .................. 6,537 6,615,340
eBay, Inc., 6.30%
,
11/22/32 ............. 1,274 1,376,016
14,921,343
Building Products — 0.5%
Carlisle Cos., Inc., 2.20%
,
03/01/32 ....... 1,633 1,349,597
Fortune Brands Innovations, Inc., 4.00%
,
03/25/32 ....................... 1,397 1,299,935
Johnson Controls International plc, 4.90%
,
12/01/32
(a)
...................... 1,245 1,244,944
3,894,476
Capital Markets — 6.2%
AerCap Ireland Capital DAC, 3.30%
,
01/30/32 11,781 10,375,969
Ameriprise Financial, Inc., 4.50%
,
05/13/32 .. 1,757 1,717,012
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Bank of New York Mellon Corp. (The), 2.50%
,
01/26/32
(a)
...................... USD 1,368 $ 1,171,272
Brookfield Finance I UK plc, 2.34%
,
01/30/32
(a)
2,025 1,682,404
Cboe Global Markets, Inc., 3.00%
,
03/16/32
(a)
. 1,160 1,024,938
Charles Schwab Corp. (The), 2.90%
,
03/03/32 3,283 2,856,777
CME Group, Inc., 2.65%
,
03/15/32 ........ 2,611 2,286,918
Credit Suisse USA LLC, 7.13%
,
07/15/32 .... 2,351 2,650,164
FactSet Research Systems, Inc., 3.45%
,
03/01/32 ....................... 1,659 1,476,071
Intercontinental Exchange, Inc., 1.85%
,
09/15/32 ....................... 4,746 3,789,597
Jefferies Financial Group, Inc., 2.75%
,
10/15/32 1,668 1,371,155
Moody's Corp., 4.25%
,
08/08/32
(a)
........ 1,682 1,615,666
Morgan Stanley, 7.25%
,
04/01/32 ......... 3,170 3,657,482
Nomura Holdings, Inc., 3.00%
,
01/22/32 .... 2,415 2,066,091
Northern Trust Corp., 6.13%
,
11/02/32
(a)
.... 3,002 3,233,295
S&P Global, Inc., 2.90%
,
03/01/32 ........ 4,301 3,801,610
44,776,421
Chemicals — 1.4%
Albemarle Corp., 5.05%
,
06/01/32
(a)
....... 1,795 1,731,308
Cabot Corp., 5.00%
,
06/30/32 ........... 1,229 1,218,643
Celanese US Holdings LLC, 6.38%
,
07/15/32 . 2,980 3,132,634
Ecolab, Inc., 2.13%
,
02/01/32
(a)
.......... 1,980 1,672,221
RPM International, Inc., 2.95%
,
01/15/32 .... 929 801,835
Sherwin-Williams Co. (The), 2.20%
,
03/15/32 . 1,661 1,388,058
9,944,699
Commercial Services & Supplies — 1.3%
Cintas Corp. No. 2, 4.00%
,
05/01/32 ....... 2,081 1,991,047
Republic Services, Inc., 1.75%
,
02/15/32 .... 2,443 1,977,002
Waste Connections, Inc.
(a)
2.20%, 01/15/32 .................. 1,954 1,632,578
3.20%, 06/01/32 .................. 1,355 1,210,294
Waste Management, Inc., 4.15%
,
04/15/32 .. 2,923 2,819,635
9,630,556
Communications Equipment — 0.3%
Motorola Solutions, Inc., 5.60%
,
06/01/32 ... 1,835 1,890,440
Construction & Engineering — 0.2%
Quanta Services, Inc., 2.35%
,
01/15/32 ..... 1,578 1,315,838
Consumer Finance — 1.3%
Discover Financial Services, 6.70%
,
11/29/32 . 2,275 2,448,501
General Motors Financial Co., Inc., 3.10%
,
01/12/32 ....................... 3,690 3,175,133
John Deere Capital Corp.
3.90%, 06/07/32 .................. 1,486 1,404,186
4.35%, 09/15/32 .................. 1,790 1,750,772
Toyota Motor Credit Corp., 2.40%
,
01/13/32 .. 914 780,955
9,559,547
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp., 1.75%
,
04/20/32 ... 3,222 2,652,283
Dollar General Corp., 5.00%
,
11/01/32
(a)
.... 2,079 2,070,838
Target Corp.
4.50%, 09/15/32
(a)
................. 3,310 3,263,553
6.35%, 11/01/32 .................. 787 884,887
Walmart, Inc., 4.15%
,
09/09/32
(a)
......... 3,140 3,107,189
11,978,750
Containers & Packaging — 0.7%
AptarGroup, Inc., 3.60%
,
03/15/32 ........ 1,346 1,200,019
Avery Dennison Corp., 2.25%
,
02/15/32
(a)
... 1,365 1,130,722
Sonoco Products Co., 2.85%
,
02/01/32
(a)
.... 1,623 1,393,344

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
WRKCo, Inc., 4.20%
,
06/01/32
(a)
......... USD 1,482 $ 1,413,769
5,137,854
Distributors — 0.2%
Genuine Parts Co., 2.75%
,
02/01/32 ....... 1,499 1,274,642
Diversified Consumer Services — 0.1%
Johns Hopkins University, Series A, 4.71%
,
07/01/32 ....................... 890 898,429
Diversified REITs — 2.2%
American Homes 4 Rent LP, 3.63%
,
04/15/32 . 1,945 1,742,625
Extra Space Storage LP, 2.35%
,
03/15/32 ... 1,934 1,582,046
Invitation Homes Operating Partnership LP,
4.15%
,
04/15/32
(a)
................. 1,980 1,845,664
Prologis LP, 2.25%
,
01/15/32 ............ 1,494 1,250,643
Safehold GL Holdings LLC, 2.85%
,
01/15/32 . 858 722,009
Simon Property Group LP
2.25%, 01/15/32
(a)
................. 2,022 1,688,869
2.65%, 02/01/32 .................. 2,028 1,739,219
VICI Properties LP, 5.13%
,
05/15/32 ....... 4,319 4,222,525
WP Carey, Inc., 2.45%
,
02/01/32 ......... 1,134 938,380
15,731,980
Diversified Telecommunication Services — 4.3%
AT&T, Inc., 2.25%
,
02/01/32
(a)
........... 7,726 6,436,391
Bell Telephone Co. of Canada or Bell Canada,
Series US-5, 2.15%
,
02/15/32
(a)
........ 2,031 1,663,259
Deutsche Telekom International Finance BV,
9.25%
,
06/01/32 .................. 1,641 2,071,792
Sprint Capital Corp., 8.75%
,
03/15/32 ...... 5,931 7,227,115
TELUS Corp., 3.40%
,
05/13/32 .......... 2,692 2,390,258
Verizon Communications, Inc., 2.36%
,
03/15/32 13,478 11,276,005
31,064,820
Electric Utilities — 8.8%
AEP Texas, Inc., 4.70%
,
05/15/32 ......... 1,480 1,434,546
Alabama Power Co.
3.05%, 03/15/32 .................. 1,957 1,736,124
3.94%, 09/01/32 .................. 1,278 1,203,540
American Electric Power Co., Inc., 5.95%
,
11/01/32 ........................ 1,533 1,606,932
Appalachian Power Co., Series BB, 4.50%
,
08/01/32 ....................... 1,530 1,452,057
Arizona Public Service Co., 6.35%
,
12/15/32
(a)
1,332 1,435,513
CenterPoint Energy Houston Electric LLC
(a)
Series AG, 3.00%, 03/01/32 .......... 825 725,183
Series ai., 4.45%, 10/01/32 ........... 1,460 1,410,747
Commonwealth Edison Co., Series 132, 3.15%
,
03/15/32 ....................... 913 818,080
Dominion Energy South Carolina, Inc., 6.63%
,
02/01/32 ....................... 750 828,611
DTE Electric Co., Series A, 3.00%
,
03/01/32
(a)
1,080 955,918
Duke Energy Carolinas LLC
2.85%, 03/15/32 .................. 1,515 1,327,716
6.45%, 10/15/32 .................. 1,120 1,222,224
Duke Energy Corp., 4.50%
,
08/15/32 ...... 3,516 3,373,373
Duke Energy Progress LLC, 3.40%
,
04/01/32 . 1,377 1,250,881
Entergy Louisiana LLC, 2.35%
,
06/15/32 .... 1,250 1,041,529
Eversource Energy, 3.38%
,
03/01/32 ...... 1,973 1,741,478
Exelon Corp., 3.35%
,
03/15/32 ........... 2,010 1,810,694
Florida Power & Light Co., 2.45%
,
02/03/32 .. 4,405 3,766,285
Georgia Power Co., 4.70%
,
05/15/32
(a)
..... 2,255 2,233,057
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32
(a)
................. 2,861 2,404,607
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.00%, 07/15/32 .................. USD 3,235 $ 3,234,067
Oncor Electric Delivery Co. LLC
7.00%, 05/01/32 .................. 1,420 1,608,822
4.15%, 06/01/32 .................. 1,180 1,125,408
4.55%, 09/15/32 .................. 2,105 2,065,625
Pacific Gas & Electric Co.
4.40%, 03/01/32
(a)
................. 1,404 1,315,412
5.90%, 06/15/32 .................. 1,859 1,909,932
Public Service Co. of Colorado, Series 38,
4.10%
,
06/01/32
(a)
................. 757 717,188
Public Service Electric & Gas Co.
3.10%, 03/15/32 .................. 1,633 1,455,892
4.90%, 12/15/32 .................. 1,193 1,202,488
Southern California Edison Co.
2.75%, 02/01/32 .................. 1,330 1,150,887
5.95%, 11/01/32 .................. 2,527 2,673,756
Southern Co. (The), 5.70%
,
10/15/32
(a)
..... 1,657 1,732,761
Tucson Electric Power Co., 3.25%
,
05/15/32
(a)
1,008 900,724
Union Electric Co., 2.15%
,
03/15/32 ....... 1,496 1,237,727
Virginia Electric & Power Co., 2.40%
,
03/30/32 2,089 1,765,144
Wisconsin Electric Power Co., 4.75%
,
09/30/32
(a)
...................... 1,751 1,754,645
Wisconsin Power and Light Co., 3.95%
,
09/01/32 ....................... 1,990 1,858,162
Xcel Energy, Inc., 4.60%
,
06/01/32 ........ 2,057 1,980,580
63,468,315
Electrical Equipment — 0.3%
Eaton Corp., 4.00%
,
11/02/32 ........... 2,131 2,032,383
Electronic Equipment, Instruments & Components — 0.8%
Allegion US Holding Co., Inc., 5.41%
,
07/01/32 1,721 1,754,110
Arrow Electronics, Inc., 2.95%
,
02/15/32
(a)
... 1,665 1,419,820
Avnet, Inc., 5.50%
,
06/01/32 ............ 928 916,184
Tyco Electronics Group SA, 2.50%
,
02/04/32
(a)
1,848 1,596,813
5,686,927
Entertainment — 0.5%
Take-Two Interactive Software, Inc., 4.00%
,
04/14/32
(a)
...................... 1,504 1,400,109
TWDC Enterprises 18 Corp., 7.00%
,
03/01/32 1,724 1,960,927
3,361,036
Financial Services — 2.8%
Corebridge Financial, Inc., 3.90%
,
04/05/32 .. 4,326 3,973,978
Fidelity National Information Services, Inc.,
5.10%
,
07/15/32
(a)
................. 2,316 2,338,368
Global Payments, Inc., 5.40%
,
08/15/32
(a)
... 2,400 2,399,849
Jackson Financial, Inc., 5.67%
,
06/08/32
(a)
... 1,153 1,180,957
National Rural Utilities Cooperative Finance
Corp.
8.00%, 03/01/32 .................. 1,196 1,410,855
2.75%, 04/15/32
(a)
................. 1,445 1,251,393
4.02%, 11/01/32
(a)
................. 1,270 1,194,393
4.15%, 12/15/32 .................. 1,505 1,428,639
ORIX Corp.
4.00%, 04/13/32
(a)
................. 1,026 961,847
5.20%, 09/13/32 .................. 1,200 1,215,004
PayPal Holdings, Inc., 4.40%
,
06/01/32
(a)
.... 3,165 3,094,219
20,449,502
Food Products — 2.7%
Archer-Daniels-Midland Co.
2.90%, 03/01/32 .................. 2,056 1,802,951
5.94%, 10/01/32 .................. 694 753,351
J M Smucker Co. (The), 2.13%
,
03/15/32 .... 1,526 1,254,252

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
JBS USA Holding Lux SARL
3.63%, 01/15/32 .................. USD 3,020 $ 2,649,968
3.00%, 05/15/32 .................. 2,875 2,410,169
Kraft Heinz Foods Co., 6.75%
,
03/15/32
(b)
... 1,073 1,190,541
Mondelez International, Inc.
3.00%, 03/17/32 .................. 2,346 2,072,904
1.88%, 10/15/32
(a)
................. 1,905 1,533,664
Pilgrim's Pride Corp., 3.50%
,
03/01/32
(a)
.... 2,647 2,297,200
Unilever Capital Corp., 5.90%
,
11/15/32 ..... 3,045 3,302,164
19,267,164
Gas Utilities — 0.7%
Atmos Energy Corp., 5.45%
,
10/15/32
(a)
..... 902 938,043
CenterPoint Energy Resources Corp., 4.40%
,
07/01/32 ....................... 1,586 1,520,788
ONE Gas, Inc., 4.25%
,
09/01/32 .......... 755 732,287
Southwest Gas Corp., 4.05%
,
03/15/32 ..... 1,789 1,656,013
4,847,131
Ground Transportation — 1.6%
Canadian National Railway Co., 3.85%
,
08/05/32 ....................... 2,438 2,300,717
CSX Corp., 4.10%
,
11/15/32 ............ 2,851 2,724,303
Norfolk Southern Corp., 3.00%
,
03/15/32 .... 2,002 1,768,557
Triton Container International Ltd., 3.25%
,
03/15/32 ....................... 1,803 1,536,516
Union Pacific Corp., 2.80%
,
02/14/32
(a)
..... 3,741 3,312,626
11,642,719
Health Care Equipment & Supplies — 1.5%
Baxter International, Inc., 2.54%
,
02/01/32
(a)
.. 4,778 4,021,203
Becton Dickinson & Co., 4.30%
,
08/22/32
(a)
.. 1,485 1,421,775
GE HealthCare Technologies, Inc., 5.91%
,
11/22/32 ........................ 5,045 5,315,115
10,758,093
Health Care Providers & Services — 3.0%
Adventist Health System, 5.43%
,
03/01/32
(a)
.. 840 849,769
Elevance Health, Inc.
4.10%, 05/15/32 .................. 1,905 1,805,547
5.50%, 10/15/32 .................. 1,991 2,065,917
HCA, Inc., 3.63%
,
03/15/32 ............. 5,936 5,344,194
Humana, Inc., 2.15%
,
02/03/32 .......... 2,399 1,958,734
Piedmont Healthcare, Inc., Series 2032, 2.04%
,
01/01/32 ....................... 485 401,730
UnitedHealth Group, Inc.
4.95%, 01/15/32 .................. 4,030 4,072,599
4.20%, 05/15/32 .................. 4,327 4,154,199
Universal Health Services, Inc., 2.65%
,
01/15/32 ....................... 1,521 1,282,677
21,935,366
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc., 2.00%
,
05/18/32 ....................... 2,844 2,281,537
Healthpeak OP LLC, 5.25%
,
12/15/32
(a)
..... 2,082 2,091,368
Welltower OP LLC
2.75%, 01/15/32 .................. 1,521 1,308,280
3.85%, 06/15/32 .................. 1,704 1,572,026
7,253,211
Hotels, Restaurants & Leisure — 1.4%
GLP Capital LP, 3.25%
,
01/15/32 ......... 2,361 2,027,669
Marriott International, Inc., Series GG, 3.50%
,
10/15/32 ....................... 3,004 2,676,634
McDonald's Corp., 4.60%
,
09/09/32 ....... 2,490 2,463,196
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp., 3.00%
,
02/14/32
(a)
....... USD 3,139 $ 2,781,884
9,949,383
Household Durables — 0.3%
(a)
PulteGroup, Inc., 7.88%
,
06/15/32 ........ 878 1,028,264
Whirlpool Corp., 4.70%
,
05/14/32 ......... 1,004 978,042
2,006,306
Household Products — 1.0%
Church & Dwight Co., Inc., 5.60%
,
11/15/32 .. 1,640 1,727,891
Clorox Co. (The), 4.60%
,
05/01/32
(a)
....... 2,049 2,024,254
Colgate-Palmolive Co., 3.25%
,
08/15/32
(a)
... 1,839 1,684,509
Procter & Gamble Co. (The), 2.30%
,
02/01/32
(a)
2,475 2,175,253
7,611,907
Industrial Conglomerates — 0.5%
Honeywell International, Inc., 4.75%
,
02/01/32 2,225 2,233,800
Pentair Finance SARL, 5.90%
,
07/15/32
(a)
... 1,210 1,274,103
3,507,903
Insurance — 3.0%
Aon Corp., 5.00%
,
09/12/32 ............. 1,654 1,649,851
Assurant, Inc., 2.65%
,
01/15/32 .......... 885 740,780
Berkshire Hathaway Finance Corp., 2.88%
,
03/15/32
(a)
...................... 3,230 2,896,198
Brown & Brown, Inc., 4.20%
,
03/17/32 ...... 1,906 1,772,796
Fairfax Financial Holdings Ltd., 5.63%
,
08/16/32 2,345 2,379,609
Globe Life, Inc., 4.80%
,
06/15/32 ......... 1,065 1,016,342
Kemper Corp., 3.80%
,
02/23/32 .......... 1,272 1,113,733
Lincoln National Corp., 3.40%
,
03/01/32 .... 666 590,308
Manulife Financial Corp., 3.70%
,
03/16/32 ... 2,223 2,064,164
Marsh & McLennan Cos., Inc., 5.75%
,
11/01/32
(a)
...................... 1,573 1,675,800
MetLife, Inc., 6.50%
,
12/15/32
(a)
.......... 1,803 1,999,377
Progressive Corp. (The)
(a)
3.00%, 03/15/32 .................. 1,617 1,441,181
6.25%, 12/01/32 .................. 1,080 1,180,247
Prudential Funding Asia plc, 3.63%
,
03/24/32 . 1,035 938,604
21,458,990
Interactive Media & Services — 1.1%
Meta Platforms, Inc., 3.85%
,
08/15/32 ...... 8,466 8,027,372
IT Services — 0.8%
International Business Machines Corp.
(a)
2.72%, 02/09/32 .................. 880 772,500
4.40%, 07/27/32 .................. 2,600 2,535,922
5.88%, 11/29/32 .................. 2,051 2,206,341
5,514,763
Leisure Products — 0.2%
Brunswick Corp., 4.40%
,
09/15/32 ........ 1,446 1,315,687
Life Sciences Tools & Services — 0.6%
Bio-Rad Laboratories, Inc., 3.70%
,
03/15/32
(a)
2,574 2,344,548
Thermo Fisher Scientific, Inc., 4.95%
,
11/21/32 2,076 2,105,899
4,450,447
Machinery — 0.5%
Flowserve Corp., 2.80%
,
01/15/32 ........ 1,611 1,364,299
Stanley Black & Decker, Inc., 3.00%
,
05/15/32
(a)
1,706 1,491,015
Timken Co. (The), 4.13%
,
04/01/32 ........ 1,005 935,717
3,791,031
Media — 3.2%
Charter Communications Operating LLC,
2.30%
,
02/01/32 .................. 3,113 2,457,925
Comcast Corp., 5.50%
,
11/15/32 ......... 3,227 3,367,513

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Grupo Televisa SAB, 8.50%
,
03/11/32 ...... USD 1,000 $ 1,155,432
Paramount Global, 4.20%
,
05/19/32
(a)
...... 2,360 2,006,379
RELX Capital, Inc., 4.75%
,
05/20/32 ....... 1,523 1,513,769
Warnermedia Holdings, Inc., 4.28%
,
03/15/32
(a)
14,451 12,534,710
23,035,728
Metals & Mining — 1.0%
(a)
ArcelorMittal SA, 6.80%
,
11/29/32 ......... 2,986 3,223,500
Newmont Corp., 2.60%
,
07/15/32 ......... 2,979 2,556,188
Nucor Corp., 3.13%
,
04/01/32 ........... 1,732 1,538,833
7,318,521
Multi-Utilities — 1.4%
Ameren Illinois Co., 3.85%
,
09/01/32 ....... 1,376 1,277,029
Consumers Energy Co., 3.60%
,
08/15/32
(a)
.. 792 725,692
Dominion Energy, Inc.
(a)
Series A, 4.35%, 08/15/32 ............ 1,206 1,153,161
5.38%, 11/15/32 .................. 2,615 2,659,775
Puget Energy, Inc., 4.22%
,
03/15/32 ....... 1,296 1,188,556
San Diego Gas & Electric Co., Series XXX,
3.00%
,
03/15/32
(a)
................. 1,644 1,452,082
Southern Co. Gas Capital Corp., 5.15%
,
09/15/32
(a)
...................... 1,520 1,537,088
9,993,383
Office REITs — 0.5%
Boston Properties LP, 2.55%
,
04/01/32 ..... 2,607 2,091,535
Kilroy Realty LP, 2.50%
,
11/15/32 ......... 1,382 1,064,340
Piedmont Operating Partnership LP, 2.75%
,
04/01/32 ....................... 635 481,029
3,636,904
Oil, Gas & Consumable Fuels — 6.0%
Boardwalk Pipelines LP, 3.60%
,
09/01/32 ... 1,512 1,331,057
BP Capital Markets America, Inc., 2.72%
,
01/12/32 ....................... 5,549 4,821,117
Canadian Natural Resources Ltd., 7.20%
,
01/15/32 ....................... 1,235 1,384,322
Cenovus Energy, Inc., 2.65%
,
01/15/32 ..... 1,696 1,431,079
Cheniere Energy Partners LP, 3.25%
,
01/31/32 3,534 3,079,078
ConocoPhillips, 5.90%
,
10/15/32 ......... 1,545 1,657,576
DCP Midstream Operating LP, 3.25%
,
02/15/32 1,361 1,188,951
Devon Energy Corp., 7.95%
,
04/15/32 ...... 935 1,088,172
Kinder Morgan Energy Partners LP, 7.75%
,
03/15/32 ....................... 936 1,070,276
Kinder Morgan, Inc., 7.75%
,
01/15/32 ...... 2,913 3,355,429
Marathon Oil Corp., 6.80%
,
03/15/32
(a)
..... 1,822 2,019,046
MPLX LP, 4.95%
,
09/01/32 ............. 3,036 2,971,875
Occidental Petroleum Corp., 5.38%
,
01/01/32 . 2,700 2,731,569
ONEOK, Inc., 6.10%
,
11/15/32 ........... 2,154 2,274,663
Suncor Energy, Inc., 7.15%
,
02/01/32 ...... 1,629 1,818,790
Targa Resources Partners LP, 4.00%
,
01/15/32 3,204 2,924,017
Texas Eastern Transmission LP, 7.00%
,
07/15/32 ....................... 1,207 1,339,437
Valero Energy Corp., 7.50%
,
04/15/32 ...... 2,232 2,554,084
Williams Cos., Inc. (The)
8.75%, 03/15/32
(b)
................. 1,253 1,518,601
4.65%, 08/15/32
(a)
................. 2,976 2,893,578
43,452,717
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Series DM3N, 3.13%
,
01/15/32 ....................... 2,943 2,447,247
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.7%
American Airlines Pass-Through Trust, Series
2019-1, Class AA, 3.15%
,
02/15/32 ..... USD 1,413 $ 1,278,762
JetBlue Pass-Through Trust
Series 2019-1,Class AA, 2.75%, 05/15/32 . 1,065 931,447
Series 2020-1,Class A, 4.00%, 11/15/32
(a)
. 1,257 1,173,321
United Airlines Pass-Through Trust, Series
2019-2, Class AA, 2.70%
,
05/01/32 ..... 1,608 1,400,693
4,784,223
Personal Care Products — 0.7%
Haleon US Capital LLC, 3.63%
,
03/24/32 .... 5,429 4,983,550
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co., 2.95%
,
03/15/32 .. 5,043 4,466,257
Zoetis, Inc., 5.60%
,
11/16/32 ............ 2,425 2,529,665
6,995,922
Residential REITs — 1.0%
AvalonBay Communities, Inc., 2.05%
,
01/15/32
(a)
...................... 1,950 1,632,565
Essex Portfolio LP, 2.65%
,
03/15/32 ....... 2,026 1,716,066
Mid-America Apartments LP, 5.30%
,
02/15/32 985 1,002,291
Sun Communities Operating LP, 4.20%
,
04/15/32 ....................... 1,947 1,785,942
UDR, Inc., 2.10%
,
08/01/32 ............. 1,310 1,048,854
7,185,718
Retail REITs — 1.0%
Agree LP, 4.80%
,
10/01/32 ............. 942 905,945
Kimco Realty OP LLC, 3.20%
,
04/01/32 ..... 1,772 1,559,741
Realty Income Corp.
2.70%, 02/15/32 .................. 943 804,790
5.63%, 10/13/32 .................. 2,140 2,222,412
2.85%, 12/15/32 .................. 2,019 1,706,976
7,199,864
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc., 3.92%
,
06/01/32
(a)
...................... 1,737 1,654,528
Analog Devices, Inc., 4.25%
,
10/01/32 ..... 435 422,278
Broadcom, Inc.
4.15%, 04/15/32
(c)
................. 3,674 3,462,716
4.30%, 11/15/32
(a)
................. 5,924 5,654,620
Intel Corp.
4.15%, 08/05/32
(a)
................. 3,628 3,477,098
4.00%, 12/15/32 .................. 2,135 2,013,744
KLA Corp., 4.65%
,
07/15/32 ............ 3,120 3,113,674
Micron Technology, Inc., 2.70%
,
04/15/32 ... 3,158 2,681,085
NXP BV, 2.65%
,
02/15/32 .............. 2,935 2,493,497
QUALCOMM, Inc.
1.65%, 05/20/32 .................. 3,730 3,010,657
4.25%, 05/20/32
(a)
................. 1,550 1,513,781
Texas Instruments, Inc., 3.65%
,
08/16/32 .... 1,243 1,167,344
TSMC Arizona Corp., 4.25%
,
04/22/32 ..... 2,755 2,718,154
33,383,176
Software — 1.5%
Oracle Corp., 6.25%
,
11/09/32
(a)
.......... 6,653 7,180,122
Workday, Inc., 3.80%
,
04/01/32 .......... 3,718 3,428,425
10,608,547
Specialized REITs — 1.2%
American Tower Corp., 4.05%
,
03/15/32
(a)
... 2,161 2,027,274
CubeSmart LP, 2.50%
,
02/15/32 .......... 1,482 1,250,379
Equinix, Inc., 3.90%
,
04/15/32 ........... 3,581 3,337,383

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Weyerhaeuser Co., 7.38%
,
03/15/32 ....... USD 1,968 $ 2,238,632
8,853,668
Specialty Retail — 2.7%
AutoNation, Inc., 3.85%
,
03/01/32
(a)
....... 2,165 1,962,155
AutoZone, Inc., 4.75%
,
08/01/32 ......... 2,255 2,214,144
Dick's Sporting Goods, Inc., 3.15%
,
01/15/32
(a)
2,364 2,049,084
Home Depot, Inc. (The)
3.25%, 04/15/32 .................. 3,766 3,427,249
4.50%, 09/15/32 .................. 3,418 3,396,861
Lowe's Cos., Inc., 3.75%
,
04/01/32 ........ 4,555 4,224,746
O'Reilly Automotive, Inc., 4.70%
,
06/15/32 ... 2,691 2,650,011
19,924,250
Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc., 3.35%
,
08/08/32 ............ 4,415 4,093,231
HP, Inc., 4.20%
,
04/15/32 .............. 2,174 2,055,642
Western Digital Corp., 3.10%
,
02/01/32 ..... 954 785,821
6,934,694
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc., 3.05%
,
03/15/32
(a)
......... 1,482 1,230,256
Tobacco — 1.9%
Altria Group, Inc., 2.45%
,
02/04/32 ........ 5,322 4,416,295
BAT Capital Corp.
4.74%, 03/16/32 .................. 2,856 2,770,489
7.75%, 10/19/32 .................. 1,725 1,985,070
Philip Morris International, Inc., 5.75%
,
11/17/32 4,254 4,444,836
13,616,690
Trading Companies & Distributors — 0.4%
Air Lease Corp., 2.88%
,
01/15/32 ......... 2,390 2,047,468
GATX Corp., 3.50%
,
06/01/32 ........... 1,302 1,156,247
3,203,715
Water Utilities — 0.3%
American Water Capital Corp., 4.45%
,
06/01/32
(a)
...................... 2,266 2,214,963
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 1.7%
America Movil SAB de CV, 4.70%
,
07/21/32 .. USD 2,465 $ 2,417,822
Rogers Communications, Inc., 3.80%
,
03/15/32 6,035 5,516,212
T-Mobile USA, Inc., 2.70%
,
03/15/32 ....... 3,005 2,575,105
Vodafone Group plc, 6.25%
,
11/30/32 ...... 1,473 1,597,276
12,106,415
Total Long-Term Investments — 98.5%
(Cost: $695,419,624) .............................. 711,950,375
Shares
Shares
Short-Term Securities
Money Market Funds — 10.1%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%
(f)
.................. 67,693,920 67,720,997
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29% ................... 5,200,307 5,200,307
Total Short-Term Securities — 10.1%
(Cost: $72,916,519) ............................... 72,921,304
Total Investments — 108.6%
(Cost: $768,336,143 ) .............................. 784,871,679
Liabilities in Excess of Other Assets — (8.6)% ............. (62,068,645)
Net Assets — 100.0% ...............................
$ 722,803,034
(a)
All or a portion of this security is on loan.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 27,621,882 $ 40,108,780
(a)
$ — $ (10,281) $ 616 $ 67,720,997 67,693,920 $ 126,988
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,460,000 3,740,307
(a)
— — — 5,200,307 5,200,307 69,110 —
$ (10,281) $ 616 $ 72,921,304 $ 196,098 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 711,950,375 $ — $ 711,950,375
Short-Term Securities
Money Market Funds ...................................... 72,921,304 — — 72,921,304
$ 72,921,304 $ 711,950,375 $ — $ 784,871,679
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust